Reporting on Financial Instruments (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Notional participation rate, percentage	0.64%
Fair value of performance component	€ 38,451		€ 23,642
2017 EIB Loan [Member]
Statement Line Items [Line Items]
Fair value of performance component	1,279	€ 1,080
Net losses on performance component	252	€ 508
2019 EIB Loan [Member]
Statement Line Items [Line Items]
Fair value of performance component	€ 353